Offerings	Mar. 03, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	2.875% Notes due 2029
Amount Registered | shares	840,975,000
Proposed Maximum Offering Price per Unit	0.99903
Maximum Aggregate Offering Price	$ 840,159,254
Fee Rate	0.01531%
Amount of Registration Fee	$ 128,628.38
Offering Note
(1)	The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering.
(2)
The amount registered, maximum aggregate offering price and registration fee have been calculated by converting the amount registered from Euros to U.S. Dollars based upon the Euro to U.S. Dollar exchange rate as of 9 a.m. (London time) on May 14, 2025 on the Bloomberg page “BFIX” of €1.00/$1.12130.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	3.250% Notes due 2032
Amount Registered | shares	1,121,300,000
Proposed Maximum Offering Price per Unit	0.99263
Maximum Aggregate Offering Price	$ 1,113,036,019
Fee Rate	0.01531%
Amount of Registration Fee	$ 170,405.82
Offering Note
(1)	The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering.
(2)
The amount registered, maximum aggregate offering price and registration fee have been calculated by converting the amount registered from Euros to U.S. Dollars based upon the Euro to U.S. Dollar exchange rate as of 9 a.m. (London time) on May 14, 2025 on the Bloomberg page “BFIX” of €1.00/$1.12130.

Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	3.875% Notes due 2037
Amount Registered | shares	840,975,000
Proposed Maximum Offering Price per Unit	0.99858
Maximum Aggregate Offering Price	$ 839,780,816
Fee Rate	0.01531%
Amount of Registration Fee	$ 128,570.44
Offering Note
(1)	The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering.
(2)
The amount registered, maximum aggregate offering price and registration fee have been calculated by converting the amount registered from Euros to U.S. Dollars based upon the Euro to U.S. Dollar exchange rate as of 9 a.m. (London time) on May 14, 2025 on the Bloomberg page “BFIX” of €1.00/$1.12130.

Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.250% Notes due 2045
Amount Registered | shares	897,040,000
Proposed Maximum Offering Price per Unit	0.9947
Maximum Aggregate Offering Price	$ 892,285,688
Fee Rate	0.01531%
Amount of Registration Fee	$ 136,608.94
Offering Note
(1)	The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering.
(2)
The amount registered, maximum aggregate offering price and registration fee have been calculated by converting the amount registered from Euros to U.S. Dollars based upon the Euro to U.S. Dollar exchange rate as of 9 a.m. (London time) on May 14, 2025 on the Bloomberg page “BFIX” of €1.00/$1.12130.

Offering: 5
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Guarantees of Pfizer Inc.
Amount of Registration Fee	$ 0
Offering Note
(1)	The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering.
(2)
The amount registered, maximum aggregate offering price and registration fee have been calculated by converting the amount registered from Euros to U.S. Dollars based upon the Euro to U.S. Dollar exchange rate as of 9 a.m. (London time) on May 14, 2025 on the Bloomberg page “BFIX” of €1.00/$1.12130.

(3)
Pfizer Inc. will fully and unconditionally guarantee the notes issued by Pfizer Netherlands International Finance B.V. Pursuant to Rule 457(n) under the Securities Act of 1933, as amended, no separate filing fee is required for the guarantees.